Acquisition of a Subsidiary	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Subsidiaries Text Block Abstract
ACQUISITION OF A SUBSIDIARY

19. ACQUISITION OF A SUBSIDIARY

Following the United Kingdom’s (“UK”) decision to withdraw from the European Union (“EU”) (“Brexit”), the U.K. began a process of “onshoring” EU legislation whereby the UK replicated EU law in UK legislation and regulation and then amended it so that it would be operationally effective following the end of the Brexit transition period on December 31, 2020. As an automatic consequence of the UK’s departure from the EU’s single market, passporting rights to and from the UK ended at the end of the transition period. Passporting is the exercise of the right available to a firm authorised in one European Economic Area (“EEA”) member state to carry on certain activities covered by an EU single market directive in another EEA member state, on the basis of its home state authorisation. For firms based in the UK, this means the loss of access to EU markets. As of the end of the transition period, the Group’s subsidiary in UK has lost its passporting rights in the EU, such that it can no longer write insurance business in EEA countries under the “freedom of services” regime or write insurance business through a place of business in an EEA member state under the “freedom of establishment” regime using the rights contained in the European Council’s Solvency II Directive.

In response to Brexit, the Group developed a contingency plan to ensure that it will be able to continue to provide insurance services throughout Europe despite Brexit. To that end, the Group submitted an application and scheme of operations to the Malta Financial Services Authority in November 2020. The application can be used as a change of control application or a full new licensing application.

In continuation to the above, the Group acquired 100% of the voting shares of R&Q Epsilon Insurance Company SE (“R&Q Epsilon”), a non-listed company based in Malta engaged in the business of insurance in certain classes of general insurance business. Simultaneously, with the execution of the acquisition agreement, the new subsidiary was renamed International General Insurance Company (Europe) SE (“IGI Europe”).

The strategy to purchase R&Q Epsilon, as opposed to incorporating a new subsidiary from afresh, was based on operational factors. R&Q Epsilon already had an operational UK based bank account and, given the requirement to use the Xchanging payment platform for broker-based business (especially where the Group is co-ensuring the European risks on global business), it was necessary for the Group to have an account for IGI Europe with a bank that is part of the LIPS (LPC Irrevocable Payment Scheme).

The acquisition agreement of R&Q Epsilon Insurance Company SE (former company) was fully executed on 25 June 2021 (the “Acquisition Date”) for a purchase consideration of USD 6,200 thousand.

The Group accounted for the acquisition of R&Q Epsilon under IFRS 3 “Business Combinations”.

The book and fair values of the identifiable assets and liabilities of International General Insurance Company (Europe) SE as at the date of acquisition were:

	Book value	Fair value recognized on acquisition
	USD ’000	USD ’000
Assets
Insurance receivables and other assets	184	143
Bank Balances	6,054	6,054
	6,238	6,197
Liabilities
Insurance payables and other liabilities	(38)	(38)
	(38)	(38)
Total identifiable net assets at fair value	6,200	6,159

Goodwill arising on acquisition		41

Purchase consideration transferred		6,200

The movement on the goodwill during the year is as follows

31 December 2021
USD ’000

Balance at the beginning of the year	-
Goodwill arising from acquisition of a subsidiary	41
Impairment loss	(41)
Balance at the end of the year	-

Goodwill arising on acquisition of former company was fully impaired since the regulatory approval to write business was granted solely on the strength of IGI Europe’s application and business plan submitted to Malta Financial Services Authority.

From the date of acquisition until 31 December 2021, International General Insurance Company (Europe) SE contributed USD 9,768 thousand of gross written premiums and USD 1,181 thousand of net loss to profit before tax of the Group.

Analysis of cash flows on acquisition:

USD ’000

Net cash acquired with the subsidiary	6,054
Cash paid	(6,200)
Net cash flow on acquisition	(146)

On 13 July 2021, the Malta Financial Services Authority (“MFSA”) authorised IGI Europe to write insurance and reinsurance business.

As at 30 June 2021 (the end of the first reporting period), the Group had provisionally accounted for the acquisition of R&Q Epsilon and accordingly determined that the fair value of the net assets and liabilities was approximately equivalent to the book value. Nonetheless, in accordance with the one-year measurement period permitted under IFRS 3, the Group had reassessed the provisional carrying amount of net identified asset and liabilities of R&Q Epsilon at 31 December 2021 and accordingly reflected the new information obtained about facts and circumstances that were in existence at the Acquisition Date as illustrated above.